Derivatives - Fair value hedges - Hedged item by hedged risk (Details) - Interest rate - Fair value hedges - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about hedged items [line items]
Carrying amount, assets	$ 71,127.0	$ 104,546.0
Carrying amount, liabilities	14,514.0	12,237.0
Accumulated fair value hedge adjustments included in carrying amount, assets	1,205.0	3,451.0
Accumulated fair value hedge adjustments included in carrying amount, liabilities	993.0	1,623.0
Change in fair value	(1,366.0)	1,883.0
Gain (loss) on hedge ineffectiveness recognised in profit or loss	(36.0)	(11.0)
Issued by HSBC Holdings
Disclosure of detailed information about hedged items [line items]
Carrying amount, assets	7,863.0	0.0
Carrying amount, liabilities	39,154.0	37,338.0
Accumulated fair value hedge adjustments included in carrying amount, assets	(104.0)	0.0
Accumulated fair value hedge adjustments included in carrying amount, liabilities	1,408.0	3,027.0
Change in fair value	1,495.0	(1,910.0)
Gain (loss) on hedge ineffectiveness recognised in profit or loss	(21.0)	17.0
Financial assets designated and otherwise mandatorily measured at fair value through other comprehensive income
Disclosure of detailed information about hedged items [line items]
Carrying amount, assets	68,059.0	102,260.0
Accumulated fair value hedge adjustments included in carrying amount, assets	1,199.0	3,392.0
Change in fair value	(1,932.0)	2,456.0
Accumulated fair value hedge adjustment remaining in statement of financial position for hedged item that ceased to be adjusted for hedging gains and losses, assets	1,061.0
Loans and advances to banks
Disclosure of detailed information about hedged items [line items]
Carrying amount, assets	2.0	6.0
Accumulated fair value hedge adjustments included in carrying amount, assets	(3.0)	3.0
Change in fair value	(3.0)	1.0
Loans and advances to banks | Issued by HSBC Holdings
Disclosure of detailed information about hedged items [line items]
Carrying amount, assets	7,863.0
Accumulated fair value hedge adjustments included in carrying amount, assets	(104.0)
Change in fair value	(104.0)
Loans and advances to customers
Disclosure of detailed information about hedged items [line items]
Carrying amount, assets	3,066.0	2,280.0
Accumulated fair value hedge adjustments included in carrying amount, assets	9.0	56.0
Change in fair value	(41.0)	21.0
Debt securities in issue
Disclosure of detailed information about hedged items [line items]
Carrying amount, liabilities	14,428.0	12,148.0
Accumulated fair value hedge adjustments included in carrying amount, liabilities	992.0	1,620.0
Change in fair value	609.0	(613.0)
Accumulated fair value hedge adjustment remaining in statement of financial position for hedged item that ceased to be adjusted for hedging gains and losses, liabilities	15.0
Debt securities in issue | Issued by HSBC Holdings
Disclosure of detailed information about hedged items [line items]
Carrying amount, liabilities	39,154.0	37,338.0
Accumulated fair value hedge adjustments included in carrying amount, liabilities	1,408.0	3,027.0
Change in fair value	1,599.0	(1,910.0)
Gain (loss) on hedge ineffectiveness recognised in profit or loss	(21.0)	17.0
Accumulated fair value hedge adjustment remaining in statement of financial position for hedged item that ceased to be adjusted for hedging gains and losses, liabilities	54.4
Deposits by banks
Disclosure of detailed information about hedged items [line items]
Carrying amount, liabilities	86.0	89.0
Accumulated fair value hedge adjustments included in carrying amount, liabilities	1.0	3.0
Change in fair value	$ 1.0	$ 18.0